Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	$ 244	$ 241
Accumulated depreciation, property and equipment	208	194
Property and equipment, net	36	47
Laboratory equipment [Member]
Property and equipment, gross	39	39
Accumulated depreciation, property and equipment	23	18
Computers, office furniture and equipment [Member]
Property and equipment, gross	193	190
Accumulated depreciation, property and equipment	178	170
Leasehold improvements [Member]
Property and equipment, gross	12	12
Accumulated depreciation, property and equipment	$ 7	$ 6